CLAYMORE SECURITIES, INC.
                        250 North Rock Road, Suite 150
                              Wichita, KS  67206



March 19, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

Re:  Claymore Securities Defined Portfolio, Series 120
          (File No. 333-83928) (CIK No. 1157384)
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Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above-captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on March 15, 2002.

Very truly yours,



/s/ Claymore Securities, Inc.
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CLAYMORE SECURITIES, INC.